Employee Benefit Plan, Fair Value and NAV (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	$ 221,565,658	$ 199,142,430
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	6,264,613	5,793,034
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	7,486,954	4,103,831
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value		5,584,194
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value		18,249,211
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments - at fair value	$ 207,814,091	$ 165,412,160